Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses(1)	10,679,051	21,414,229	3,062,194
Input VAT to be deducted	17,918,681	14,090,676	2,014,940
Others	5,480,762	8,041,902	1,149,977
Total prepaid expenses and other current assets	34,078,494	43,546,807	6,227,111
(1)	Prepaid expenses mainly relate to prepaid service fee to the Group’s service providers.